The UBS Funds

Prospectus Supplement | May 30, 2025

Includes:

•  UBS Engage For Impact Fund

•  UBS International Sustainable Equity Fund

•  UBS Multi Income Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectuses relating to the above-listed series of The UBS Funds, dated October 28, 2024, previously supplemented, as follows:

I. UBS Engage For Impact Fund and UBS International Sustainable Equity Fund portfolio manager change

Joseph Elegante no longer serves as a portfolio manager for the UBS Engage For Impact Fund or the UBS International Sustainable Equity Fund, and Alix Foulonneau is added as a portfolio manager for the UBS Engage For Impact Fund and the UBS International Sustainable Equity Fund. Adam Jokich will continue to serve as a portfolio manager for the UBS Engage For Impact Fund and the UBS International Sustainable Equity Fund.

Therefore, the information under the headings "UBS Engage For Impact Fund—Fund Summary" and the sub-heading "Portfolio managers," and the information under the headings "UBS International Sustainable Equity Fund—Fund Summary" and the sub-heading "Portfolio managers," of the Prospectuses are deleted in their entirety and replaced by the following:

• Adam Jokich, portfolio manager of the Fund since 2021.

• Alix Foulonneau, portfolio manager of the Fund since May 2025.

Additionally, the information under the heading "Additional Information" and the sub-headings "Management—Portfolio management—UBS Engage For Impact Fund" of the Prospectuses is deleted in its entirety and replaced by the following:

Adam Jokich and Alix Foulonneau are the portfolio managers for the UBS Engage For Impact Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers have access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are selected for the Fund's portfolio. The portfolio managers work closely with the analysts to decide how to structure the UBS Engage For Impact Fund. Information about Mr. Jokich and Ms. Foulonneau is provided below.

Adam Jokich, CFA, is a senior portfolio manager within the Global Equity team and is a portfolio manager on a number of sustainable equity strategies. Mr. Jokich is an Executive Director at UBS Asset Management. Previously, Mr. Jokich was a quantitative analyst and a portfolio manager on the US and Global Multi-Strategy portfolios. He

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was responsible for quantitative research and analysis within the US Intrinsic Value team. Mr. Jokich has been with UBS Asset Management since 2012, a member of the Global Equity portfolio management team since 2017 and became a portfolio manager of the Fund in 2021.

Alix Foulonneau is a portfolio manager within the Global Equity team and is deputy portfolio manager on a number of sustainable equity strategies. Ms. Foulonneau is an Executive Director at UBS Asset Management. Previously, Ms. Foulonneau was a sustainability research analyst in the Global Equity team, prior to which she was the equity strategist for the Global Sustainable Equities team, managing communication with clients and development of the sustainable equity strategies. Ms. Foulonneau has been with UBS Asset Management since 2014, a member of the Global Equity portfolio management team since 2016 and became a portfolio manager for the Fund in May 2025.

Additionally, the information under the heading "Additional Information" and the sub-headings "Management—Portfolio management—UBS International Sustainable Equity Fund" of the Prospectuses is deleted in its entirety and replaced by the following:

Adam Jokich and Alix Foulonneau are the portfolio managers for the UBS International Sustainable Equity Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers have access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are selected for the Fund's portfolio. The portfolio managers work closely with the analysts to decide how to structure the UBS International Sustainable Equity Fund. Information about Mr. Jokich and Ms. Foulonneau is provided below.

Mr. Jokich has been a portfolio manager of the Fund since 2021. Information about Mr. Jokich is provided above.

Ms. Foulonneau has been a portfolio manager of the Fund since May 2025. Information about Ms. Foulonneau is provided above.

II. UBS Multi Income Bond Fund portfolio manager change

Effective May 30, 2025, Scott E. Dolan and Jeffrey Haleen no longer serve as portfolio managers for UBS Multi Income Bond Fund, and Patrick Matijevich is added as a portfolio manager for the UBS Multi Income Bond Fund. Branimir Petranovic and David Kim will continue to serve as portfolio managers for the UBS Multi Income Bond Fund.

Therefore, the information under the heading "UBS Multi Income Bond Fund—Fund Summary" and the sub-heading "Portfolio managers" of the Prospectuses is deleted in its entirety and replaced by the following:

• Branimir Petranovic, portfolio manager of the Fund since 2018.

• David Kim, portfolio manager of the Fund since 2022.

• Patrick Matijevich, portfolio manager of the Fund since May 2025.

Additionally, the information under the heading "Additional Information" and the sub-headings "Management—Portfolio management—UBS Multi Income Bond Fund" of the Prospectuses is deleted in its entirety and replaced by the following:

Branimir Petranovic, David Kim, and Patrick Matijevich are the members of the investment management team and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Messrs. Petranovic, Kim

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and Matijevich have access to a globally integrated team of credit analysts and other members of the Fixed Income investment management team who may contribute to research, security selection and portfolio construction. Messrs. Petranovic, Kim and Matijevich are responsible for the overall portfolio and for reviewing the overall composition of the portfolio in an effort to ensure its compliance with the Fund's stated investment objective and strategies. Information about Messrs. Petranovic, Kim and Matijevich is provided below.

Branimir Petranovic is a Senior Portfolio Manager on the US Multi-Sector Fixed Income Team and an Executive Director at UBS Asset Management. Prior to joining UBS Asset Management, Mr. Petranovic managed fund of hedge fund portfolios at HFR Asset Management, prior to which he worked in the fixed income divisions at Goldman, Sachs & Co. and Scotia Capital. Mr. Petranovic has been a portfolio manager of the Fund since 2018.

David Kim is a Senior Portfolio Manager on the US Multi-Sector Fixed Income team and an Executive Director at UBS Asset Management. Prior to joining UBS Asset Management, Mr. Kim worked at Goldman Sachs in the Equity Derivatives Group. Mr. Kim has been a portfolio manager of the Fund since 2022.

Patrick Matijevich, CFA, is a Portfolio Manager on the US Multi-Sector Fixed Income team and a Director at UBS Asset Management. Previously, Mr. Matijevich served as the Municipal Fixed Income Client Portfolio Manager for UBS Asset Management. Mr. Matijevich has been with UBS Asset Management since 2010 and has been a portfolio manager of the Fund since May 2025.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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© UBS 2025. The key symbol and UBS are among the registered and unregistered trademarks of UBS. All rights reserved.
UBS Asset Management (Americas) LLC

The UBS Funds

Supplement to the Statement of Additional Information | May 30, 2025

Includes:

• UBS Engage For Impact Fund

• UBS International Sustainable Equity Fund

• UBS Multi Income Bond Fund

Dear Investor,

The purpose of this supplement is to update information in the Statement of Additional Information ("SAI") relating to the above-listed series of The UBS Funds, dated October 28, 2024, previously supplemented, as follows:

Joseph Elegante no longer serves as a portfolio manager for the UBS Engage For Impact Fund or the UBS International Sustainable Equity Fund, and Alix Foulonneau is added as a portfolio manager for the UBS Engage For Impact Fund and the UBS International Sustainable Equity Fund. Adam Jokich will continue to serve as a portfolio manager for the UBS Engage For Impact Fund and the UBS International Sustainable Equity Fund.

In addition, effective May 30, 2025, Scott E. Dolan and Jeffrey Haleen no longer serve as portfolio managers for the UBS Multi Income Bond Fund, and Patrick Matijevich is added as a portfolio manager for the UBS Multi Income Bond Fund. Branimir Petranovic and David Kim will continue to serve as portfolio managers for the UBS Multi Income Bond Fund.

Therefore, in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information regarding other accounts managed for Joseph Elegante, Scott E. Dolan, and Jeffrey Haleen is deleted in its entirety and the following information is added:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Alix Foulonneau* (UBS Engage For Impact Fund, UBS International Sustainable Equity Fund)	—	$0	1	$40	2	$353
Patrick Matijevich* (UBS Multi Income Bond Fund)	—	0	—	0	185	378

  *  Ms. Foulonneau became a portfolio manager of the Funds as of May 21, 2025, and Mr. Matijevich became a portfolio manager of the Fund as of May 30, 2025. Information is as of March 31, 2025.

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In addition, in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information regarding shares owned for Joseph Elegante, Scott E. Dolan and Jeffrey Haleen is deleted in its entirety and the following information is added:

Portfolio manager/Fund	Range of shares owned
Alix Foulonneau† (UBS Engage For Impact Fund)	None
Alix Foulonneau† (UBS International Sustainable Equity Fund)	None
Patrick Matijevich† (UBS Multi Income Bond Fund)	None

†  Ms. Foulonneau became a portfolio manager of the UBS Engage For Impact Fund and UBS International Sustainable Equity Fund as of May 21, 2025 and Mr. Matijevich became a portfolio manager of the UBS Multi Income Bond Fund as of May 30, 2025. Information is as of March 31, 2025.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

© UBS 2025. All rights reserved.
UBS Asset Management (Americas) LLC

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